UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan St.
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Eric M Banhazl
2020 East Financial Way, Suite 100
Glendora, CA 91741
(Name and address of agent for service)

(414) 765-5340
Registrant's telephone number, including area code

Date of fiscal year end: January 31, 2005

Date of reporting period: July 31, 2004

Item 1. Report to Stockholders.

JACOBS & COMPANY MUTUAL FUND
Ticker Symbol: JACOX
CUSIP: 007 989 775
Shareholder Services toll free (877) 560-6823

Semi-Annual Report July 31, 2004

JACOBS & COMPANY MUTUAL FUND

SCHEDULE OF INVESTMENTS at July 31, 2004 (Unaudited)
Shares	COMMON STOCKS: 60.19%	Market Value
	Aerospace/Defense: 6.12%
5,000	United Technologies Corp. #	$467,500

	Banks: 12.58%
9,400	First Horizon National Corp.	407,490
5,675	National City Corp.	207,138
4,300	Regions Financial Corp. #	127,667
5,000	Sovereign Bancorp, Inc.	108,850
4,000	Waypoint Financial Corp.	109,800
		960,945
	Computers: 6.25%
5,000	Affiliated Computer
	Services, Inc. - Class A * #	259,500
3,800	Dell, Inc.*	134,786
3,700	Hewlett-Packard Co.	74,555
100	International Business Machines Corp.	8,707
		477,548
	Data Processing: 2.03%
3,700	Automatic Data Processing, Inc.	155,326

	Food: 1.67%
12,100	Del Monte Foods Co.*	127,534

	Insurance: 1.09%
3,400	Assurant, Inc.	82,960

	Machinery: 5.29%
5,500	Caterpillar, Inc.	404,195

	Manufacturing: 3.43%
4,500	General Electric Co. #	149,625
3,000	Honeywell International, Inc. #	112,830
		262,455
	Medical Products: 2.36%
4,500	Diagnostic Products Corp.	180,675

See Notes to Financial Statements.

3

JACOBS & COMPANY MUTUAL FUND

SCHEDULE OF INVESTMENTS at July 31, 2004 (Unaudited), Continued
Shares		Market Value
	Petroleum: 8.04%
1,000	Anadarko Petroleum Corp. #	$59,790
4,000	Apache Corp. #	186,120
1,900	EOG Resources, Inc. #	120,745
2,000	Tidewater, Inc. #	60,700
4,000	Weatherford International Ltd.* + #	187,120
		614,475
	Pharmaceuticals: 4.09%
2,000	Nabi Biopharmaceuticals*	23,100
6,000	Pfizer, Inc.	191,760
5,000	Schering-Plough Corp. #	97,300
		312,160
	Pipelines: 0.55%
10,000	Dynegy, Inc. - Class A*	42,000

	Retail: 0.91
8,000	Goody’s Family Clothing, Inc.	69,760

	Semiconductors: 5.78%
7,500	Agere Systems, Inc. - Class B*	8,475
5,500	Broadcom Corp. - Class A*	194,480
3,000	Cypress Semiconductor Corp.*	34,020
8,400	Intel Corp.	204,792
		441,767
	TOTAL COMMON STOCKS
	(Cost $4,649,80)	4,599,300

	CONVERTIBLE PREFERRED STOCKS: 1.76%
	Energy: 1.76%
10,000	The Williams Companies, Inc.,
	9.00%, 02/16/2005 Series	134,800

	TOTAL CONVERTIBLE
	PREFERRED STOCKS
	(Cost $134,438)	134,800

See Notes to Financial Statements.

4

JACOBS & COMPANY MUTUAL FUND

SCHEDULE OF INVESTMENTS at July 31, 2004 (Unaudited), Continued
Principal Amount	U.S. GOVERNMENT AGENCY: 22.67%	Market Value
	Federal Home Loan Bank: 2.60%
$200,000	4.00%, 07/30/2013	$198,605

	Federal Home Loan Mortgage Company: 2.18%
175,240	7.675%, 03/15/2034	166,780

	Government National Mortgage Association: 17.89%
239,641	6.00%, 09/15/2028	247,445
141,421	6.00%, 04/15/2029	145,942
157,484	6.00%, 11/15/2031	162,446
263,599	6.50%, 04/15/2029	276,334
248,812	6.50%, 06/15/2031	260,817
261,276	6.50%, 01/15/2032	273,868
		1,366,852
	TOTAL U.S. GOVERNMENT AGENCY
	(Cost $1,753,943)	1,732,237

	CORPORATE BONDS: 4.75%
	Chemicals: 3.42%
250,000	Lyondell Chemical Co.,
	10.875%, 05/01/2009	261,250

	Food: 1.33%
100,000	Nash Finch Co.,
	8.50%, 05/01/2008 (Series B)	101,500

	TOTAL CORPORATE BONDS
	(Cost $345,439)	362,750

See Notes to Financial Statements.

5

JACOBS & COMPANY MUTUAL FUND

SCHEDULE OF INVESTMENTS at July 31, 2004 (Unaudited), Continued
Principal Amount	MUNICIPAL BONDS: 9.84%	Market Value
	West Virginia: 9.84%
$250,000	Kanawha County, WV Pollution Control
	Revenue Bond 7.350%, 08/01/2004	$250,000
500,000	South Charleston, WV Pollution Control
	Revenue Bond 7.625%, 08/01/2005	502,015

	TOTAL MUNICIPAL BONDS
	(Cost $750,000)	752,015

Contracts	CALL OPTIONS PURCHASED: 0.70%
	Underlying Security/Expiration Date/Exercise Price
	Caterpillar, Inc.
80	Expiration January 2005,
	Exercise Price $75.00	39,200
	Dow Jones Industrial Average Index
200	Expiration September 2004,
	Exercise Price $104.00	14,000

	TOTAL CALL OPTIONS PURCHASED
	(Cost $124,868)	53,200

	PUT OPTIONS PURCHASED: 2.35%
	Dow Jones Industrial Average Index
500	Expiration December 2004,
	Exercise Price $100.00	180,000

	TOTAL PUT OPTIONS PURCHASED
	(Cost $219,999)	180,000

	Total Investments in Securities
	(Cost $7,978,488): 102.26	7,814,302
	Call Options Written: (0.97%)	(73,945)
	Liabilities in Excess of Other Assets:(1.29%)	(98,572)
	Net Assets: 100.00%	$7,641,785

*	Non-income producing security.
+	U.S. traded security of a foreign issuer.
#	Security is subject to written call option.

See Notes to Financial Statements.

6

JACOBS & COMPANY MUTUAL FUND

SCHEDULE OF CALL OPTIONS WRITTEN at July 31, 2004 (Unaudited)
Contracts	Underlying Security/Expiration Date/Exercise Price	Market Value
	Affiliated Computer Services, Inc. - Class A
15	Expiration October 2004, Exercise Price $50.00	$(5,700)
35	Expiration October 2004, Exercise Price $55.00	(5,425)
	Anadarko Petroleum Corp.
10	Expiration August 2004, Exercise Price $60.00	(1,150)
	Apache Corp.
40	Expiration October 2004, Exercise Price $50.00	(3,600)
	EOG Resources, Inc.
19	Expiration October 2004, Exercise Price $55.00	(17,670)
	General Electric Co.
27	Expiration September 2004, Exercise Price $32.50 .	(3,375)
	Honeywell International, Inc.
30	Expiration December 2004, Exercise Price $37.50 ..	(7,200)
	Regions Financial Corp.
43	Expiration January 2005, Exercise Price $30.00	(5,267)
	Schering-Plough Corp.
5	Expiration August 2004, Exercise Price $17.50	(925)
14	Expiration November 2004, Exercise Price $20.00 .	(1,470)
	Tidewater, Inc.
20	Expiration January 2005, Exercise Price $35.00	(1,800)
	United Technologies Corp.
25	Expiration September 2004, Exercise Price $95.00 .	(4,688)
25	Expiration November 2004, Exercise Price $95.00 .	(8,875)
	Weatherford International Ltd. +
40	Expiration November 2004, Exercise Price $50.00 .	(6,800)
	Total Call Options Written
	(proceeds $61,791)	$(73,945)

See Notes to Financial Statements.

7

JACOBS & COMPANY MUTUAL FUND

ALLOCATION OF PORTFOLIO ASSETS - July 31, 2004 (Unaudited)

EXPENSE EXAMPLE - July 31, 2004 (Unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (2/1/04 - 7/31/04).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses, with actual net expenses being limited to 2.00% per the advisory agreement. The example below includes, but is not limited to, management fees, 12b-1 fees, fund accounting, custody and transfer agent fees. However, the example below does not include portfolio trading commissions and related expenses, interest expense or dividends on short positions taken by the Fund and other extraordinary expenses as determined under generally accepted accounting principles. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

8

JACOBS & COMPANY MUTUAL FUND

EXPENSE EXAMPLE - July 31, 2004 (Unaudited), Continued

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	2/1/04	7/31/04	2/1/04 - 7/31/04
Actual	$1,000.00	$931.50	$9.60
Hypothetical (5% return
before expenses)	1,000.00	1,030.00	10.09

*	Expenses are equal to the Fund’s annualized expense ratio of 2.00%, multiplied by the average account value over the period, multiplied by 182 (days in most recent fiscal half-year)/366 days to reflect the one-half year period.

9

JACOBS & COMPANY MUTUAL FUND

STATEMENT OF ASSETS AND LIABILITIES at July 31, 2004 (Unaudited)
ASSETS
Investments in securities, at value (identified cost $7,978,488)	$7,814,302
Receivables
Securities sold	25,789
Options written	5,787
Dividends and interest	51,898
Due from Advisor	3,838
Prepaid expenses	6,154
Total assets	7,907,768

LIABILITIES
Call options written, at value (proceeds $61,791)	73,945
Payables
Securities purchased	134,438
Due to Custodian	30,674
Due to Administrator	2,548
Distribution fees	1,663
Audit fees	6,714
Transfer agent fees	4,037
Other accrued expenses	11,964
Total liabilities	265,983

NET ASSETS
$7,641,785

Net asset value, offering and redemption price per share [$7,641,785 / 906,242 shares outstanding; unlimited number of shares (par value $0.01) authorized]...	$8.43

COMPONENTS OF NET ASSETS
Paid-in capital	$9,348,000
Undistributed net investment income	174,457
Accumulated net realized loss on investments	(1,704,332)
Net unrealized depreciation of:
Investments	(164,186)
Options written	(12,154)
NET ASSETS	$7,641,785

See Notes to Financial Statements.

10

JACOBS & COMPANY MUTUAL FUND

STATEMENT OF OPERATIONS
For the Six Months Ended July 31, 2004 (Unaudited)
INVESTMENT INCOME
Income
Dividends	$49,746
Interest	92,155
Other income	41
Total income	141,942
Expenses
Advisory fees (Note 3)	44,057
Administration fees (Note 3)	14,959
Fund accounting fees	13,476
Transfer agent fees	12,467
Custody fees	11,536
12b-1 fees (Note 4)	11,014
Audit fees	8,214
Legal fees	7,979
Trustees fees	4,293
Shareholder reporting	3,116
Registration fees	2,244
Other	1,503
Insurance fees	838
Total expenses	135,696
Less: advisory fee waiver (Note 3)	(47,581)
Net expenses	88,115
Net investment income	53,827

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS
Net realized gain from:
Investments	40,031
Option contracts written	110,780
150,811
Net change in unrealized depreciation on:
Investments	(630,235)
Option contracts written	(14,409)
(644,644)
Net realized and unrealized loss on investments	(493,833)
Net Decrease in Net Assets
Resulting from Operations	$(440,006)

See Notes to Financial Statements.

11

JACOBS & COMPANY MUTUAL FUND

STATEMENT OF CHANGES IN NET ASSETS
	Six Months Ended July 31, 2004	Year Ended January 31,
	(Unaudited)	2004
DECREASE IN NET ASSETS FROM OPERATIONS
Net investment income	$53,827	$170,762
Net realized gain/(loss) on security transactions	150,811	(863,455)
Net change in unrealized (depreciation)/ appreciation on investments	(644,644)	448,831
Net decrease in net assets resulting from operations	(440,006)	(243,862)
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	—	(197,838)
Total distributions to shareholders	—	(197,838)
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
Net decrease in net assets derived from net change in outstanding shares (a)	(1,679,098)	(1,329,443)
Total decrease in net assets	(2,119,104)	(1,771,143)
NET ASSETS
Beginning of period	9,760,889	11,532,032
End of period	$7,641,785	$9,760,889
Includes undistributed net investment income of:	$174,457	$120,630

(a)	A summary of share transactions is as follows:

	Six Months Ended July 31, 2004 (Unaudited)		Year Ended January 31, 2004
	Shares	Paid in Capital	Shares	Paid in Capital
Shares sold	18,658	$160,867	157,933	$1,393,997
Shares issued for reinvestment of distributions	—	—	22,204	196,056
Shares redeemed	(213,691)	(1,839,965)	(332,608)	(2,919,496)
Net decrease	(195,033)	$(1,679,098)	(152,471)	$(1,329,443)

See Notes to Financial Statements.

12

JACOBS & COMPANY MUTUAL FUND

FINANCIAL HIGHLIGHTS - FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
	Six Months Ended July 31, 2004		Year Ended January 31,	Year Ended January 31,	June 11, 2001* Through January 31,
	(Unaudited)		2004	2003	2002
Net asset value, beginning of period	$8.86		$9.20	$10.18	$10.00
Income from investment operations:
Net investment income	0.08		0.16	0.13	0.06
Net realized and unrealized gain/(loss)on investments	(0.51)		(0.33)	(0.98)	0.21
Total from investment operations	(0.43)		(0.17)	(0.85)	0.27
Less Distributions:
From net investment income	—		(0.17)	(0.13)	(0.07)
From net realized gain on investments	—		—	—	(0.02)
Total distributions	—		(0.17)	(0.13)	(0.09)
Net asset value, end of period	$8.43		$8.86	$9.20	$10.18

Total return	(4.85	)%+	(1.89)%	(8.39)%	2.74	%+
Ratios/supplemental data:
Net assets, end of period (thousands)	$7,642		$9,761	$11,532	$9,931
Ratio of expenses to average net assets:
Before expense reimbursement	3.08	%**	2.78%	3.54%	5.96	%**
After expense reimbursement	2.00	%**	2.00%	2.00%	2.00	%**
Ratio of net investment income to average net assets:
After expense reimbursement	1.22	%**	1.58%	1.50%	1.57	%**
Portfolio turnover rate	90.8	%+	323.9%	190.7%	49.7	%+

*	Commencement of operations.
+	Not Annualized.
**	Annualized.

See Notes to Financial Statements.

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JACOBS & COMPANY MUTUAL FUND

NOTES TO FINANCIAL STATEMENTS at July 31, 2004 (Unaudited)
NOTE 1 - ORGANIZATION
The Jacobs & Company Mutual Fund (the “Fund”) is a diversified series of shares of beneficial interest of the Advisors Series Trust (the “Trust”) which is registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company. The Fund commenced operations on June 11, 2001. The investment objective of the Fund is to seek a combination of current income and growth of capital, consistent with preservation of capital. The Advisor seeks to achieve its objective by investing in a combination of equity and fixed-income securities. In selecting equity securities for the Fund, the Advisor seeks growth stocks of large-capitalization domestic companies that the Advisor believes to be of high-quality, based on its analysis of factors such as potential earnings growth, strength of management, product development and dividend history. In selecting fixed-income securities, the Advisor seeks safety of principal, monthly cash flows and above-average yield, with a sensitivity to risk. Covered call options will be written on equity securities to enhance total return and provide additional protection during corrections and consolidations in the equity markets.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America.
A.	Security Valuation: The Fund’s investments are carried at fair value. Securities that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter (“OTC”) securities which are not traded in the NASDAQ National Market System shall be valued at the most recent trade price. Securities for which market quotations are not readily available, if any, are valued following procedures approved by the Board of Trustees. Short-term investments are valued at amortized cost, which approximates market value.

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JACOBS & COMPANY MUTUAL FUND

NOTES TO FINANCIAL STATEMENTS at July 31, 2004 (Unaudited) Continued
B.	Federal Income Taxes. It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

C.	Securities Transactions, Dividend Income and Distributions.Securities transactions are accounted for on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost. Discounts and premiums on securities purchased are amortized over the life of the respective security. Paydown gains and losses on mortgage backed securities are recorded as adjustments to interest income. Dividend income and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations which differs from accounting principles generally accepted in the United States of America. To the extent these book/tax differences are permanent such amounts are reclassified within the capital accounts based on their Federal tax treatment.

D.	Use of Estimates. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

E.	Options Transactions. The Fund may write call options only if it (i) owns an offsetting position in the underlying security or (ii) maintains cash or other liquid assets in an amount equal to or greater than its obligation under the option.

When the Fund writes a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase

15

JACOBS & COMPANY MUTUAL FUND

NOTES TO FINANCIAL STATEMENTS at July 31, 2004 (Unaudited) Continued
transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, the Fund has no control over whether the underlying securities are subsequently sold (called) and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

The Fund may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio. If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities.

F.	Reclassification of Capital Accounts. The Fund accounts and reports for distributions to shareholders in accordance with the American Institute of Certified Public Accountant’s Statement of Position 93-2: Determination, Disclosure, and Financial Statement Presentation of Income, Capital and Return of Capital Distributions by Investment Companies.

NOTE 3 - COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS
Jacobs & Company (the “Advisor”) provides the Fund with investment management services under an Investment Advisory Agreement (the “Agreement”). Under the Agreement the Advisor furnishes all investment advice, office space, facilities, and most of the personnel needed by the Fund. As compensation for its services, the Advisor receives a monthly fee at the annual rate of 1.00% of the Fund’s average daily net assets. For the six months ended July 31, 2004, the Fund incurred $44,057 in advisory fees.

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JACOBS & COMPANY MUTUAL FUND

NOTES TO FINANCIAL STATEMENTS at July 31, 2004 (Unaudited) Continued
The Fund is responsible for its own operating expenses. The Advisor has contractually agreed to limit the Fund’s total operating expenses by reducing all or a portion of its fees and reimbursing the Fund’s expenses, for an indefinite period, so that its ratio of expenses to average net assets will not exceed 2.00%. Any such reduction made by the Advisor in its fees or payment of expenses which are the Fund’s obligation are subject to reimbursement by the Fund to the Advisor, if so requested by the Advisor, in subsequent fiscal years if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Fund expenses. The advisor is permitted to be reimbursed only for fee reductions and expense payments made in the previous three fiscal years, but is permitted to look back five years and four years, respectively, during the initial six years and seventh year of the Fund’s operations. For the six months ended July 31, 2004, the Advisor absorbed expenses of $47,581; no amounts were reimbursed to the Advisor. The Fund must pay its current ordinary operating expenses before the Advisor is entitled to any reimbursement of fees and/or expenses. Any such reimbursement is also contingent upon Board of Trustees review and approval prior to the time the reimbursement is initiated. Cumulative expenses subject to recapture pursuant to the aforementioned conditions amounted to $419,389 at July 31, 2004, and will expire as follows:

Year	Amount
2007	$124,518
2008	$247,290
2009	$ 47,581

U.S. Bancorp Fund Services, LLC (the “Administrator”) acts as the Fund’s administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns; prepares reports and materials to be supplied to the trustees; monitors the activities of the Fund’s custodian, transfer agent and accountant; coordinates the preparation and payment of Fund expenses and reviews the Fund’s expense accruals. For its services, the Administrator receives a monthly fee at the following annual rates:

Fund Asset Level	Fee rate
Less than $15 million	$30,000
$15 to $50 million	0.20% of average daily net assets
$50 to $100 million	0.15% of average daily net assets
$100 to $150 million	0.10% of average daily net assets
More than $150 million	0.05% of average daily net assets

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JACOBS & COMPANY MUTUAL FUND

NOTES TO FINANCIAL STATEMENTS at July 31, 2004 (Unaudited) Continued
For the six months ended July 31, 2004, the Fund incurred $14,959 in administration fees.

U.S. Bancorp Fund Services, LLC provides fund accounting and transfer agency services for the Fund. Quasar Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. The Distributor is an affiliate of the Administrator.

Certain officers of the Trust are officers of the Administrator and the Distributor.

NOTE 4 - DISTRIBUTION COSTS
The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”). The Plan permits the Fund to pay for distribution and related expenses at an annual rate of up to 0.25% of the Fund’s average daily net assets annually. The expenses covered by the Plan may include the cost of preparing and distributing prospectuses and other sales material, advertising and public relations expenses, payments to financial intermediaries and compensation of personnel involved in selling shares of the Fund. Payments made pursuant to the Plan will represent compensation for distribution and service activities, not reimbursements for specific expenses incurred. Pursuant to a distribution coordination agreement adopted under the Plan, distribution fees are paid to the Advisor as “Distribution Coordinator”. For the six months ended July 31, 2004, the Fund paid the Distribution Coordinator $11,014.

NOTE 5 - OPTION CONTRACTS WRITTEN
The number of option contracts written and the premiums received by the Jacobs & Company Mutual Fund during the six months ended July 31, 2004, were as follows:

	Number of Contracts	Premiums Received
Options outstanding, beginning of period	432	$56,865
Options written	1,625	233,355
Options exercised	(317)	(32,980)
Options expired	(248)	(25,457)
Options closed	(1,144)	(169,992)
Options outstanding, end of period	348	$61,791

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JACOBS & COMPANY MUTUAL FUND

NOTES TO FINANCIAL STATEMENTS at July 31, 2004 (Unaudited) Continued
NOTE 6 - PURCHASES AND SALES OF SECURITIES
During the six months ended July 31, 2004, the aggregate purchases and sales of securities (excluding short-term investments) were:

	Purchases	Sales
Long Transactions	$ 7,540,891	$ 8,298,955

NOTE 7 - DISTRIBUTIONS TO SHAREHOLDERS
Net investment income/(loss) and net realized gains/(losses) can differ for financial statement and tax purposes due to differing treatments of wash sale losses deferred.

As of January 31, 2004, the Fund’s most recent fiscal year end, the components of capital on a tax basis were as follows:

Cost of investments	$9,446,275

Gross unrealized appreciation	557,995
Gross unrealized depreciation	(105,105)
Net unrealized appreciation	$452,890

Net unrealized appreciation on options written	$2,255

Undistributed ordinary income	$114,447
Undistributed long-term capital gain	—
Total distributable earnings	$114,447

Other accumulated gains / (losses)	(1,835,801)
Total accumulated earnings / (losses)	$(1,266,209)

The Fund had a capital loss carryforward of ($1,752,337) as of January 31, 2004, of which ($366,622) expires in 2011 and ($1,385,715) expires in 2012.

At January 31, 2004, the Fund had deferred capital losses occurring subsequent to October 31, 2003 of ($39,387). For tax purposes, such losses will be reflected in the year ending January 31, 2005.

The tax character of distributions paid during the six months ended July 31, 2004 and fiscal year ended January 31, 2004 were as follows:

	July 31, 2004	January 31, 2004
Ordinary Income	—	$197,838

19

JACOBS & COMPANY MUTUAL FUND

NOTICE TO SHAREHOLDERS
How to Obtain a Copy of the Fund’s Proxy Voting Policies

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling 1-877-560-6823 or on the U.S. Securities and Exchange Commission’s website at sec.gov.

How to Obtain a Copy of the Fund’s Proxy Voting Records for the 12-Month Period Ended June 30, 2004

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-877-560-6823. Furthermore, you can obtain the Fund’s proxy voting records on the SEC’s website at http://www.sec.gov.

20

(This Page Intentionally Left Blank.)

Advisor
Jacobs & Company
300 Summers Street, Suite 970
Charleston, WV 25301
www.jacobsandcompany.com

Distributor
Quasar Distributors, LLC 615
East Michigan Street, 2nd Floor
Milwaukee, WI 53202

Custodian
U.S. Bank, N.A.
425 Walnut Street
Cincinnati, OH 45202

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street, 2nd Floor
Milwaukee, WI 53202

Independent Auditors
Tait, Weller & Baker 1818
Market Street, Suite 2400
Philadelphia, PA 19103-3638

Legal Counsel
Paul, Hastings, Janofsky & Walker, LLP
55 Second Street, 24th Floor
San Francisco, CA 94105

This report is intended for the shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus. For a current prospectus please call 1-877-560-6823.

Past performance results shown in this report should not be considered a representation of future performance. Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are dated and are subject to change.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end investment companies.

Item 6. Schedule of Investments.

[Insert the schedule of investments here.]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 9. Submission of Matters to a Vote of Security Holders.

The registrantäs independent directors/trustees serve as its nominating committee, however they do not make use of a nominating committee charter. There have been no material changes to the procedures by which shareholders may recommend nominees to the registrantäs board of directors.

Item 10. Controls and Procedures.

(a)	The Registrantäs President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2

(b)	There were no significant changes in the Registrant's internal controls over financial reporting that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 11. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

3

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Advisors Series Trust

By (Signature and Title)_/s/ Eric M. Banhazl
  Eric M. Banhazl, President

Date 9/24/04

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* _/s/ Eric M. Banhazl
  Eric M. Banhazl, President

Date 9/24/04

By (Signature and Title)* _/s/ Douglas G. Hess
  Douglas G. Hess, Treasurer

Date 9/27/04

* Print the name and title of each signing officer under his or her signature.